Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
Russell 2000(R) 1.5x Strategy Fund (Prospectus Summary): | Russell 2000(R) 1.5x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Russell 2000 ® 1.5x Strategy Fund
Supplement Text	ck0001064046_SupplementTextBlock

RYDEX VARIABLE TRUST

Mid-Cap 1.5x Strategy Fund

Multi-Hedge Strategies Fund

Russell 2000 ®  1.5x Strategy Fund

Russell 2000 ®  2x Strategy Fund

Supplement dated July 26, 2011

to the currently effective Prospectus for the Funds listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Funds listed above (the “Funds”) and should be read in conjunction with the Funds’ Prospectus.

•    Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Funds’ Prospectus is replaced in its entirety with the Fees and Expenses Table and Example information set forth below. In addition to the Fees and Expenses Table and

     Example information currently disclosed in the Funds’ Prospectus, the information below reflects the Funds’ “Acquired Fund Fees and

     Expenses.”

     Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment companies, such as other mutual funds. In the Funds’ case, Acquired Fund Fees and Expenses represent the expenses the Funds indirectly incur through their investment in business development companies (BDCs), a type of investment company that more closely resembles an operating company than a mutual fund. The Funds may invest in such investment companies from time to time when doing so will further the

     Funds’ investment objectives.

     Unlike the other fees and expenses included in the Funds’ Fees and Expenses Tables, the Acquired Fund Fees and Expenses are not direct costs paid by Fund shareholders and do not affect the calculation of the Funds’ net asset values or the Funds’ cost of operations. Rather,

     Acquired Fund Fees and Expenses are similar to the expenses paid by any operating company in the Funds’ portfolios and indirectly borne by the Funds. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Funds’ expense ratio, they have no effect on a shareholder’s cost of investing in the Funds and are included in the Funds’ expense ratio only to comply with SEC rules. For more precise information about the Funds’ operating expenses, shareholders are encouraged to review the Funds’ financial statements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VTM-SUP1-0711x0512

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE –
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Russell 2000(R) 1.5x Strategy Fund | Variable Annuity
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	180
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,084

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.